Statement of cash flows - Schedule of reconciliation of net debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Statement
Net debt at start of year	£ (6,604)	£ (6,017)	£ (6,898)
(Decrease)/increase in cash and cash equivalents	(169)	208	26
Increase/(decrease) in short-term bank loans, overdrafts and commercial paper	(84)	101
Issuance of term debt	(651)	(397)
Repayment of term debt	847	35
Repayment of leases	70	78
Change in net debt resulting from cash flows	13	25
Borrowings in acquired businesses		(3)
Borrowings In disposed businesses	1
Remeasurement and derecognition of leases		(5)
Inception of leases	(37)	(29)
Fair value and other adjustments to debt and related derivatives	(3)	(15)
Exchange translation differences	184	(560)
Net debt at end of year	(6,446)	(6,604)	(6,017)
Cash and cash equivalents
Disclosure Of Cash Flow Statement
Net debt at start of year	334	113
(Decrease)/increase in cash and cash equivalents	(169)	208
Change in net debt resulting from cash flows	(169)	208
Exchange translation differences	(10)	13
Net debt at end of year	155	334	113
Debt
Disclosure Of Cash Flow Statement
Net debt at start of year	(6,730)	(6,167)
Increase/(decrease) in short-term bank loans, overdrafts and commercial paper	(84)	101
Issuance of term debt	(651)	(397)
Repayment of term debt	847	35
Repayment of leases	72	79
Change in net debt resulting from cash flows	184	(182)
Borrowings in acquired businesses		(3)
Borrowings In disposed businesses	1
Remeasurement and derecognition of leases		(5)
Inception of leases	(38)	(34)
Fair value and other adjustments to debt and related derivatives	(100)	230
Exchange translation differences	186	(569)
Net debt at end of year	(6,497)	(6,730)	(6,167)
Related derivative financial instruments
Disclosure Of Cash Flow Statement
Net debt at start of year	(213)	35
Fair value and other adjustments to debt and related derivatives	97	(245)
Exchange translation differences	8	(3)
Net debt at end of year	(108)	(213)	35
Finance lease receivable
Disclosure Of Cash Flow Statement
Net debt at start of year	5	2
Repayment of leases	(2)	(1)
Change in net debt resulting from cash flows	(2)	(1)
Inception of leases	1	5
Exchange translation differences		(1)
Net debt at end of year	£ 4	£ 5	£ 2